UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Capital Management LP

Address:   4th Floor, One Esplanade
           St. Helier, Jersey, JE2 3QA, Channel Islands


Form 13F File Number: 028-14379


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jon Wrigley
Title:  Authorized Signatory
Phone:  +44 1534 605 427

Signature,  Place,  and  Date  of  Signing:

/s/ Jon Wrigley                    St Helier, Jersey                  5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

*NOTE: THE INVESTMENT MANAGER FILING THIS REPORT IS DEEMED TO HAVE INVESTMENT DISCRETION WITH RESPECT TO SECURITIES OVER WHICH BREVAN HOWARD INVESTMENT PRODUCTS LIMITED ("BHIPL"), BREVAN HOWARD US INVESTMENT MANAGEMENT LP ("BHUS"), AND BREVAN HOWARD (ISRAEL) LTD. ("BH ISRAEL"), SUBSIDIARIES OF THE INVESTMENT MANAGER, EXERCISE INVESTMENT DISCRETION AS A RESULT OF THE INVESTMENT MANAGER HAVING CONTROL OVER BHIPL, BHUS, AND BH ISRAEL. THE INVESTMENT MANAGER, HOWEVER, DOES NOT HAVE CONTROL OVER BREVAN HOWARD ASSET MANAGEMENT LLP (UK) ("BHAM") AND, THEREFORE, IS NOT INCLUDING ANY POSITIONS OVER WHICH BHAM EXERCISES INVESTMENT DISCRETION. BHAM HAS THUS FILED A SEPARATE FORM 13F REPORTING SECURITIES OVER WHICH IT HAS INVESTMENT DISCRETION.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      621,574
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14381             Brevan Howard Investment Products Limited
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- -------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AMAZON COM INC               COM              023135106    2,398     9,000 SH       DEFINED    1           0     9,000    0
APPLE INC                    COM              037833100   19,588    44,250 SH       DEFINED    1           0    44,250    0
APPLIED MATLS INC            COM              038222105    7,343   544,700 SH  CALL DEFINED                0   544,700    0
APPLIED MATLS INC            COM              038222105    7,343   544,700 SH  PUT  DEFINED                0   544,700    0
BARCLAYS BK PLC              IPATH S&P500 VIX 06740C188   41,626 2,055,600 SH  CALL DEFINED    1           0 2,055,600    0
BARCLAYS BK PLC              IPATH S&P500 VIX 06740C188   40,638 2,006,800 SH  PUT  DEFINED    1           0 2,006,800    0
CME GROUP INC                COM              12572Q105    6,296   102,525 SH       DEFINED    1           0   102,525    0
COCA COLA CO                 COM              191216100    3,446    85,224 SH       DEFINED                0    85,224    0
CSX CORP                     COM              126408103    7,896   320,600 SH  CALL DEFINED                0   320,600    0
CSX CORP                     COM              126408103    7,896   320,600 SH  PUT  DEFINED                0   320,600    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    6,306   190,500 SH  CALL DEFINED                0   190,500    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    6,306   190,500 SH  PUT  DEFINED                0   190,500    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857      932    28,161 SH       DEFINED                0    28,161    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400   65,403 1,200,500 SH  CALL DEFINED    1           0 1,200,500    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400   65,403 1,200,500 SH  PUT  DEFINED    1           0 1,200,500    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400   26,695   490,000 SH       DEFINED    1           0   490,000    0
ISHARES INC                  MSCI BRAZIL CAPP 464286400      954    17,507 SH       DEFINED                0    17,507    0
ISHARES INC                  MSCI CDA INDEX   464286509    2,706    94,899 SH       DEFINED                0    94,899    0
ISHARES INC                  MSCI JAPAN       464286848    6,005   556,000 SH       DEFINED                0   556,000    0
ISHARES INC                  MSCI MEXICO CAP  464286822    1,082    14,500 SH       DEFINED                0    14,500    0
ISHARES TR                   MSCI EMRG MKT    464287234  150,999 3,530,479 SH       DEFINED    1           0 3,530,479    0
JOHNSON & JOHNSON            COM              478160104    6,522    80,000 SH  PUT  DEFINED                0    80,000    0
JOHNSON & JOHNSON            COM              478160104      638     7,829 SH       DEFINED                0     7,829    0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506    1,868    67,300 SH       DEFINED                0    67,300    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   27,314 1,500,000 SH  PUT  DEFINED    1           0 1,500,000    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    2,671   146,700 SH       DEFINED                0   146,700    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    3,203    76,700 SH       DEFINED                0    76,700    0
SPDR SERIES TRUST            S&P METALS MNG   78464A755    1,301    32,200 SH       DEFINED                0    32,200    0
TRANSOCEAN LTD               REG SHS          H8817H100      879    16,912 SH       DEFINED                0    16,912    0
VALE S A                     ADR              91912E105   26,696 1,544,000 SH       DEFINED    1           0 1,544,000    0
VANGUARD INTL EQUITY INDEX F FTSE EMR MKT ETF 922042858   48,042 1,120,000 SH       DEFINED    1           0 1,120,000    0
VISA INC                     COM CL A         92826C839    6,726    39,600 SH  CALL DEFINED                0    39,600    0
VISA INC                     COM CL A         92826C839    6,726    39,600 SH  PUT  DEFINED                0    39,600    0
YANDEX N V                   SHS CLASS A      N97284108   11,727   506,806 SH       DEFINED    1           0   506,806    0
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